REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
REDEEMABLE CONVERTIBLE PREFERRED SHARES
20.	REDEEMABLE CONVERTIBLE PREFERRED SHARES

On May 30, 2008, Paker issued 107,503 shares (5,375,150 shares post 2009 Share Split) of Series A Redeemable Convertible Preferred Shares at US$223.25 per share, for a total consideration of US$24,000,000. On September 18, 2008, Paker issued 148,829 shares (7,441,450 shares post 2009 Share Split) of Series B Redeemable Convertible Preferred Shares at US$236.51 per share, for a total consideration of US$35,200,000.

On December 16, 2008, all the then existing shareholders of Paker exchanged their respective classes of shares of Paker, including the Series A Redeemable Convertible Preferred Shares and Series B Redeemable Convertible Preferred Shares ("the Preferred Shares"), for equivalent classes of shares of the Company.

The par value of the Company's Preferred Shares was US$0.001 per share (US$0.00002 per share post 2009 Share Split). The rights, preferences and privileges of the Preferred Shares were as follows:

Conversion

The Preferred Shares were convertible into ordinary shares at any time at the option of the preferred shareholders. Automatic conversion would occur based upon the then effective conversion price immediately upon the closing of a Qualified Initial Public Offering ("QIPO") or at the election of the holders of at least 67% of the then outstanding Preferred Shares. Prior to the amendment referred to below, the QIPO was defined as a public offering on Nasdaq or other internationally recognized stock exchange with gross proceeds to the Company of not less than US$150,000,000 and total market capitalization, as a result of the offering, of not less than US$750,000,000. On September 15, 2009, an amendment was executed which changed the definition of a QIPO. Under the amendment, "QIPO meant a fully underwritten initial public offering of the Company's shares or ADSs with a listing on the NYSE;

The conversion price of the Preferred Shares was equal the original issue price of the Preferred Shares. Pursuant to the share purchase agreements and agreements between the holders of the Preferred Shares and the Shareholders, the conversion price was subject to adjustments based on the Company's 2008 adjusted net earnings ("2008 Performance") as set out below:

Series A Redeemable Convertible Preferred Shares

If the Company's 2008 Performance was less than RMB225 million but greater than RMB175 million, or greater than RMB275 million but not greater than RMB325 million, the conversion price of the Series A Redeemable Convertible Preferred Shares should have been adjusted based on a defined formula.

However, if all of the Series A Redeemable Convertible Preferred Shares have been converted into the Company's ordinary shares at the time when the Company's 2008 Performance becomes known, the Shareholders and the holders of the Series A Redeemable Convertible Preferred Shares should have transferred ordinary shares amongst them, so that as the result of such transfer, the percentages of the total ordinary shares held by the holders of Series A Redeemable Convertible Preferred Shares equal the percentages of ordinary shares that the Series A Redeemable Convertible Preferred Shares would have converted into, after taking into effect such adjustment to the conversion price.

The Company's 2008 Performance was within the range of RMB225 million and RMB275 million. Therefore, no adjustment was made to the conversion price of Series A Redeemable Convertible Preferred Shares as of December 31, 2008.

Series B Redeemable Convertible Preferred Shares

If the Company's 2008 Performance was less than RMB250 million but greater than RMB200 million or greater than RMB250 million but not greater than RMB300 million, the conversion price of the Series B Redeemable Convertible Preferred Shares should have been adjusted based on a defined formula. The adjustment formula took into consideration factors such as the amount of the investment made by the holders of the Series B Redeemable Convertible Preferred Shares, the amount of the investment made by the holders of the Series A Redeemable Convertible Preferred Shares and the Company's 2008 Performance. The formula was designed to adjust the number of conversion shares held by the holders of the Series B Redeemable Convertible Preferred Shares, if converted so that the percentage of the shares held by the holders of the Series B Redeemable Convertible Preferred Shares in the Company's issued and outstanding share capital equaled the ratio of (i) the amount of investment made by them in the Company to (ii) the value of the Company calculated based on the 2008 Performance.

However, if all of the Series B Redeemable Convertible Preferred Shares have been converted into the Company's ordinary shares at the time when the Company's 2008 Performance becomes known, the Shareholders and the holders of the Series B Redeemable Convertible Preferred Shares should have transferred ordinary shares amongst them, so that as a result of such transfer, the percentages of the total ordinary shares held by the holders of Series B Redeemable Convertible Preferred Shares equal the percentages of ordinary shares that the Series B Redeemable Convertible Preferred Shares would have converted into, after taking into effect such performance adjustment to the conversion price. The Company's 2008 performance was below RMB250 million, hence the conversion ratio of the Series B Redeemable Convertible Preferred Shares was adjusted from 1 for 1 to 1 to approximately 1.0054 based on the Company's 2008 Performance. Such adjustment did not result in a beneficial conversion feature.

If the value of each ordinary share issuable upon the automatic conversion of the Series B Redeemable Convertible Preferred Shares in connection with a QIPO was less than the defined target IPO price per share, then the Shareholders would be required to transfer to the holders of Series B Redeemable Convertible Preferred Shares in connection with the auto conversion of their shares a number of ordinary shares the value of which, at the QIPO price per share, when added to the value of the ordinary shares issuable upon such conversion of the Series B redeemable convertible preferred shares in connection with the QIPO, would equal the product of (i) the number of outstanding Series B redeemable convertible preferred shares prior to the QIPO, multiplied by (ii) 1.5 times the adjusted original issue price per share of the Series B Redeemable Convertible Preferred Shares.

If the QIPO had not been completed by April 30, 2010 and the Company's 2009 adjusted net earnings was less than RMB450 million (the "2009 Performance Target"), then the Shareholders should have transferred to the holders of Series B Redeemable Convertible Preferred Shares certain number of ordinary shares calculated based on a defined formula (the "2009 Performance Adjustment"), regardless of whether the Series B Redeemable Convertible Preferred Shares are converted. The share transfer formula takes into consideration such factors as the amount of the investment by the holders of the Series B Redeemable Convertible Preferred Shares, the amount of the investment by the holders of the Series A Redeemable Convertible Preferred Shares and the Company's 2008 and 2009 Performance. The formula requires the transfer of ordinary shares by the Shareholders to the holders of the Series B Redeemable Convertible Preferred Shares so that the percentage of the total number of shares transferred to and held by the holders of the Series B Redeemable Convertible Preferred Shares as compared to the Company's issued and outstanding share capital will equal the ratio of (i) the amount of investment by them in the Company to (ii) the value of the Company calculated based on the difference between the 2009 Performance Target and the actual 2009 Performance. The Company determined that this embedded share transfer feature in the Series B meets the definition of a derivative and accordingly has been bifurcated from the host contract, the Series B Redeemable Convertible Preferred Shares, and accounted for as a derivative (the "2009 Performance Adjustment Derivative Liability") from September 2008, the issue date of the Series B Redeemable Convertible Preferred Shares.

On June 22, 2009, the holders of Series B Redeemable Convertible Preferred Shares and the Shareholders agreed to lower the Company's 2009 Performance Target in assessing the transfer of ordinary shares under the 2009 Performance Adjustment feature. The effect of this change on the value of the derivative liability was a reduction in value of RMB65.2 million. In addition, a 2010 performance target was added, which is an embedded share transfer feature that meets the definition of a derivative and requires bifurcation from the Series B Redeemable Convertible Preferred Shares to be accounted for as a derivative (the "2010 Performance Adjustment Derivative Liability), (Note 27), from June 22, 2009. The fair value of this new derivative at issuance was RMB18.2 million. Under the new 2010 performance target, if a QIPO has not been completed by April 30, 2011 and the Company's 2010 performance is less than RMB200 million (the "2010 Performance Target"), then the Shareholders should have transferred to the holders of Series B Redeemable Convertible Preferred Shares, for no further consideration, certain amounts of ordinary shares calculated based on a defined formula (the "2010 Performance Adjustment"). The 2010 derivative adjustment formula takes into consideration such factors as the amount of the investment by the holders of the Series B Redeemable Convertible Preferred Shares, the amount of the investment by the holders of the Series A Redeemable Convertible Preferred Shares, and the Company's 2009 and 2010 Performance. The formula was designed to adjust the total number of shares held by the holders of the Series B Redeemable Convertible Preferred Shares so that the percentage of the shares transferred to and held by the holders of the Series B Redeemable Convertible Preferred Shares in the Company as compared to the Company's issued and outstanding share capital will equal the ratio of (i) the amount of investment by them in the Company to (ii) the value of the Company calculated based on the difference between the 2010 Performance Target and the actual 2010 Performance.

In consideration of the agreement to lower the Company's 2009 Performance Target to RMB100 million, the Shareholders transferred on June 22, 2009 an aggregate of 76,258 (3,812,900 post 2009 Share Split as described in Note 22) ordinary shares to the holders of Series B Redeemable Convertible Preferred Shares. The fair value of these ordinary shares on June 22, 2009 of RMB43.6 million was imputed to the Company as if the Shareholders (who are the principal shareholder of the Company) contributed the shares to the Company and they were immediately reissued by the Company to the holders of the Series B Redeemable Convertible Preferred Shares.

The above amendment resulted in: (a) a decrease in the 2009 Performance Adjustment Derivative Liability by RMB65.2 million which was offset by the fair value of the 2010 Performance Adjustment Derivative Liability of RMB18.2 million; (b) an effective contribution of ordinary shares valued at RMB43.6 million by all Shareholders to the Company which was in turn transferred to the holders of the Series B Redeemable Convertible Preferred Shares in consideration for agreeing to modify the terms of the 2009 Performance Adjustment. Accordingly, this amount had been treated as a capital contribution and as an offset to the net change in the fair value of the derivative liabilities in (a) above; (c) the recording of compensation expense of RMB3.4 million which was equal to the change in the fair value of the derivative liabilities net of the consideration transferred to the holders of Series B Redeemable Convertible Preferred Shares in (b) above.

In addition, in consideration for obtaining the agreement from one of the holders of Series A Redeemable Convertible Preferred Shares to the transfer of the 76,258 ordinary shares by the Shareholders to the holders of the Series B Redeemable Convertible Preferred Shares pursuant to the amendment described above, the Shareholders transferred to such holder of Series A Redeemable Convertible Preferred Shares on June 22, 2009 an aggregate of 14,031 (701,550 post 2009 Share Split as described in Note 21) ordinary shares as a consent fee. The fair value of the 14,031 ordinary shares on June 22, 2009 of RMB8,015,089 was imputed to the Company as if the Shareholders (who are the principal shareholders of the Company) contributed the ordinary shares to the Company and they were immediately reissued by the Company to the holder of Series A Redeemable Convertible Preferred Shares as a deemed dividend.

If the Company does not meet the 2009 Performance Target and the 2010 Performance Target and there is no QIPO by April 30, 2010 and April 30, 2011 respectively, future transfers of ordinary shares from the Shareholders to the holders of Series B Redeemable Convertible Preferred Shares will be required and such transfers will be accounted for as equity contributions from the Shareholders to the Company and immediate redistributions to the holders of Series B Redeemable Convertible Preferred Shares as deemed dividend.

On September 15, 2009, the Shareholders reached agreement with the holders of Series A and Series B Redeemable Convertible Preferred Shares on the modification to certain existing terms (the "September 2009 Modification"), including (a) removed the existing definition of a QIPO and replaced it with the following: "QIPO means a fully underwritten initial public offering of the Company's shares or ADSs with a listing on the New York Stock Exchange;" (b) removed the requirement for the Shareholders to transfer certain number of ordinary shares to the holders of the Series B Redeemable Convertible Preferred Shares if the value of issuable upon automatic conversion of the Series B Redeemable Convertible Preferred Shares in connection with a Qualified Public Offering was less than the defined target IPO price per share; and, (c) agreed that the 14,031 and 76,258 ordinary shares, respectively, transferred to the holders of Series A and Series B Redeemable Convertible Preferred Shares in connection with the June 2009 Modification be returned to the Shareholders in the event the redemption of the preferred shares are exercised by the holders of Series A and Series B Redeemable Convertible Preferred Shares.

The September 2009 Modification resulted in a reduction of RMB2.4 million in the fair value of the 2009 and 2010 Performance Adjustment Derivative Liabilities that the Company recognized in the consolidated statement of operations as change in fair value derivatives. The September 2009 modification also resulted in an additional benefit transfer of RMB15.1 million from the holders of the Series A and B Redeemable Convertible Preferred Shares to the Shareholders due to the reduction in the fair value of the Series A and B Redeemable Convertible Preferred Shares on September 15, 2009 as a result of such modification. The Company recognized a total of RMB17.5 million compensation charge in general and administrative expenses (including the RMB15.1 million) in recognition of the total benefit transferred from the holders of Series A and B Redeemable Convertible Preferred Shares to the Shareholders that is attributed to the Company, given the Shareholders are also employees of the Company.

Redemption

After the third anniversary of the first issuance of the Series A Redeemable Convertible Preferred Shares, the holders of not less than a majority of the then outstanding Series A and Series B Redeemable Convertible Preferred Shares may require the Company to redeem all of the outstanding Preferred Shares, if not previously converted, for an amount equal to 150% of their respective original issue price plus all accumulated and unpaid dividends. Dividends should not have accumulated or accrued unless declared.

Liquidation

In the event of any liquidation event and so long as any of the Series A and Series B Redeemable Convertible Preferred Shares have not been converted into ordinary shares, the shareholders of the Preferred Shares were entitled to receive in preference to the holders of the ordinary shares a per share amount equal to 150% of the respective original issue price and any declared but unpaid dividends. After such payment has been made to holders of the preferred shares, any remaining assets of the Company would have been distributed pro rata to the holders of ordinary shares and the Preferred Shares on an as-converted basis.

Liquidation events include (i) a liquidation, winding-up or dissolution of the Company or the PRC Company (which refers to Jiangxi Jinko), or (ii) at the election of the preferred shareholders, a merger, acquisition or sale of voting control of the Company or the PRC Company in which its shareholders did not retain a majority of the voting power in the surviving company, or (iii) a sale of all or substantially all of the Company or the PRC Company's assets, or (iv) a merger which valued the Company at less than 150% of the post-money valuation of the Company immediately after the closing of the investment by holders of Series B Redeemable Convertible Preferred Shares in the Series B Redeemable Convertible Preferred Shares of Paker.

Dividend

The Series A Redeemable Convertible Preferred Shares should have ranked paripassu with Series B Redeemable Convertible Preferred Shares in terms of rights to receive dividends and distributions from the Company. The holders of Series A and B Redeemable Convertible Preferred Shares should have been entitled to dividends in preference to any dividend on the ordinary shares or any other class or series of shares at the rate of 10% per annum of their respective original issue price, when and as declared by the Board of Directors. No dividend, whether in cash, in property, in shares of the Company or otherwise, should have been paid on any other class or series of shares of the Company unless and until the dividend aforesaid is first paid in full on the Series A and B Redeemable Convertible Preferred Shares. Except for the dividend rights set forth above, the Series A and B Redeemable Convertible Preferred Shares should not have participated with the ordinary shares in any further dividend or distribution of the earnings or profits of the Company. Dividends should not have been accumulated or accrued unless declared.

Voting Rights

The holders of Series A and B Redeemable Convertible Preferred Shares had voting rights equal to the number of ordinary shares then issuable upon their conversion into ordinary shares. Such holder of the preferred shares was entitled to vote on such matters at any meeting of members of the Company.

The Company classified the Series A and B Redeemable Convertible Preferred Shares in the mezzanine section of the consolidated balance sheets. In addition, the Company recorded accretion on the preferred shares to their redemption value using the effective interest method from the issuance date to the earliest redemption date. For year ended December 31, 2009, such accretion amounted to RMB31,832,994 and RMB42,301,594 against retained earnings for Series A and B Redeemable Convertible Preferred Shares, respectively. For year ended December 31, 2010, such accretion amounted to RMB13,433,242 and RMB17,479,734 against retained earnings for Series A and B Redeemable Convertible Preferred Shares, respectively.

In connection with the issuance of the Series A Redeemable Convertible Preferred Shares, Paker issued 14,629 ordinary shares (Note 22) and paid cash in the amount of US$469,000 to third parties for professional services rendered. Paker had the option to repurchase the 14,629 ordinary shares issued from the consultant at a nominal price upon the redemption of the Series A Redeemable Convertible Preferred Shares. The fair value of the ordinary shares issued was RMB20,004,865. In connection with the issuance of Series B Redeemable Convertible Preferred Shares, Paker was obligated to pay US$867,300 to third parties for consulting services. The fair value of the ordinary shares issued and the cash consideration paid to the third party consultants were recorded as stock issuance costs.

The Preferred Shares were converted into ordinary shares on May 14, 2010 when the Company successfully listed on NYSE under the conversion rate as stated in the discussion above.